Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Gross carrying amount	$ 1,262,063	$ 1,369,872
Less: accumulated amortization	509,358	489,616
Intangible assets, net	752,705	880,256
Prepaid patented licenses [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Gross carrying amount	1,038,205	1,338,205
Less: accumulated amortization	474,131	462,803
Intangible assets, net	564,074	875,402
Computer software [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Gross carrying amount	223,858	31,667
Less: accumulated amortization	35,227	26,813
Intangible assets, net	$ 188,631	$ 4,854